Deferred revenue and deferred platform commission fees	12 Months Ended
Dec. 31, 2025
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

25.  Deferred revenue and deferred platform commission fees

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time and is expected to be recognized over an estimated average playing period of the paying users. The performance obligations for both the virtual currency and the underlying virtual goods (comprising the right to use the virtual items and the maintenance of the digital game environment) have been assessed as highly interrelated and are therefore treated as a single performance obligation under IFRS 15. As a result, for the portion of unconverted currency expected to be used for durable items, revenue is recognized over the average playing period of paying users in our games beginning from the date of the virtual currency purchase. For the portion expected to be converted into consumable items, the unconverted virtual currency balance is included in the deferred revenue balance at the reporting date and recognized at a point in time upon the consumption of the virtual goods. At each period-end, we allocate the balance of unconverted virtual currency between consumable and durable items using the actual conversion mix observed during the reporting period.

The tables below summarize the change in deferred revenue and platform commission fees for the years ended December 31, 2024 and 2025:

2024
Liabilities (Deferred Revenue)
January 1, 2024	349,522

Deferred during the year	293,923
Released to profit or loss	(310,861)

December 31, 2024	332,584

Current portion	222,693
Non-current portion	109,891

Assets (Deferred platform commission fees)
January 1, 2024	73,996

Deferred during the year	72,320
Released to profit or loss	(79,206)

December 31, 2024	67,110

2025
Liabilities (Deferred Revenue)
January 1, 2025	332,584

Deferred during the year	216,813
Released to profit or loss	(270,148)

December 31, 2025	279,249

Current portion	188,135
Non-current portion	91,114
Assets (Deferred platform comission fees)
January 1, 2025	67,110

Deferred during the year	56,557
Released to profit or loss	(69,113)

December 31, 2025	54,554

The Company uses a statistical estimation model to arrive at the average playing period of the paying users for each platform. As at December 31, 2024 and 2025, player lifespan for Hero Wars averaged 28 and 29 months, respectively.  The estimated player lifespan in other Company games as at December 31, 2024 and 2025 averaged 13 and 15 months, respectively.

The amount of revenue from in-app purchases recognized at a point in time is 114,039 for the year ended December 31, 2025 and 82,993 for the year ended December 31, 2024. The amount of related platform commissions expenses recognized is 15,573 for the year ended December 31, 2025 and 12,066 for the year ended December 31, 2024.

At December 31, 2025, unconverted virtual currency included in deferred revenue was 4,853, of which 3,893 was attributable to durable items and 960 to consumable items (December 31, 2024: 4,959 with 4,063 attributed to durable and 896 to consumable).